Convertible Debt - Narrative (Details) - USD ($)	Sep. 29, 2021	Dec. 27, 2019	Mar. 06, 2018	Dec. 31, 2021
Sustainable Chemistry Alliance, Convertible Debenture
Disclosure of detailed information about borrowings [line items]
Proceeds of issue of convertible debt		$ 386,190	$ 386,190
Borrowings, maturity			3-year
Borrowings, interest rate			8.00%
Discount rate for conversion feature		20.00%	20.00%
Financial liabilities, at fair value			$ 96,548
Debt component at date of issue (net of transaction costs)			$ 289,643
Effective interest rate			9.62%
Additional funding triggering conversion		$ 10,000,000
Accrued interest		$ 55,788
Borrowings, conversion price (in dollars per share)		$ 40.05
Number of shares issued upon conversion of borrowings (in shares)		13,436
Koch Strategic Platforms Convertible Note
Disclosure of detailed information about borrowings [line items]
Proceeds of issue of convertible debt	$ 100,000,000			$ 1,827,778
Borrowings, conversion price (in dollars per share)	$ 13.43
Percentage of 7-day-volume weighted average price of common shares used to determine conversion price	125.00%
Borrowings, conversion price triggering conversion feature (in dollars per share)	$ 17.46
Koch Strategic Platforms Convertible Note | Embedded Derivative
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 27,681,043
Koch Strategic Platforms Convertible Note | Debt Principal
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 72,318,957
Koch Strategic Platforms Convertible Note | LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	5.00%
Adjustment to paid in kind interest rate	6.00%
Koch Strategic Platforms Convertible Note | LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, variable rate, fixed	1.00%
Koch Strategic Platforms Convertible Note | LIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, variable rate, fixed	2.00%